Income Taxes [Text Block] (Tables)	12 Months Ended
Mar. 31, 2013
Income (Loss) Before Income Taxes Expense (Benefit) By Jurisdiction [Table Text Block]

	2011	2012		2013
	(in millions)
Domestic income	¥443,304	¥1,037,891		¥898,596
Foreign income (loss)	378,508	(187,949	)(1)	517,275

Total	¥821,812	¥849,942		¥1,415,871

Note:

(1)	An other-than-temporary impairment loss of Morgan Stanley’s common stock was included in Foreign income (loss). See Note 2 for further details of an other-than-temporary impairment loss of Morgan Stanley’s common stock.

Details Of Current And Deferred Income Tax Expense (Benefit) [Table Text Block]

	2011	2012	2013
	(in millions)
Current:
Domestic	¥52,982	¥156,764	¥102,357
Foreign	70,292	79,313	60,609

Total	123,274	236,077	162,966

Deferred:
Domestic	293,450	171,889	122,804
Foreign	16,901	21,225	10,250

Total	310,351	193,114	133,054

Income tax expense	433,625	429,191	296,020
Income tax expense (benefit) reported in equity relating to:
Investment securities	(185,069)	116,997	336,531
Derivatives qualifying for cash flow hedges	(2,250)	235	2,217
Pension liability adjustments	(69,139)	(66,573)	43,213
Foreign currency translation adjustments	(2,032)	13,230	18,537

Total	(258,490)	63,889	400,498

Total	¥175,135	¥493,080	¥696,518

Reconciliation Of Effective Income Tax Rate [Table Text Block]

	2011	2012	2013
Combined normal effective statutory tax rate	40.6%	40.6%	38.0%
Nondeductible expenses	0.3	0.2	0.1
Dividends from foreign subsidiaries	0.1	0.1	0.0
Foreign tax credit and payments	3.3	(2.1)	(0.8)
Lower tax rates applicable to income of subsidiaries	(0.6)	(0.5)	(0.5)
Change in valuation allowance	10.6	2.3	(7.3)
Realization of previously unrecognized tax effects of subsidiaries	(3.7)	0.0	(10.7	)(1)
Nontaxable dividends received	(2.7)	(3.4)	(2.3)
Undistributed earnings of subsidiaries	(1.5)	0.2	1.5
Tax and interest expense for uncertainty in income taxes	0.2	0.1	(0.1)
Expiration of loss carryforward	6.4	4.8	2.1
Effect of changes in tax laws	—	9.1	—
Other—net	(0.2)	(0.9)	0.9

Effective income tax rate	52.8%	50.5%	20.9%

Note:

(1)	In April 2012, one of the wholly-owned subsidiaries of BTMU was liquidated. The liquidation resulted in the realization of tax benefits that were not previously recognized as deferred tax assets, resulting in a ¥151,309 million reduction of income tax expense and a 10.7% reduction in the effective tax rate for the fiscal year ended March 31, 2013.

Significant Components Of Deferred Tax Assets And Liabilities [Table Text Block]

	2012	2013
	(in millions)
Deferred tax assets:
Allowance for credit losses	¥759,199	¥774,612
Operating loss carryforwards	186,800	106,856
Loans	9,031	14,360
Accrued liabilities and other	461,323	355,337
Premises and equipment, including sale-and-leaseback transactions	112,185	102,217
Derivative financial instruments	67,752	64,583
Accrued severance indemnities and pension plans	206,329	164,797
Valuation allowance	(644,701)	(483,006)

Total deferred tax assets	1,157,918	1,099,756

Deferred tax liabilities:
Investment securities (including trading account assets at fair value under fair value option)	37,876	488,728
Intangible assets	123,027	104,736
Lease transactions	48,124	54,025
Other	39,509	64,806

Total deferred tax liabilities	248,536	712,295

Net deferred tax assets	¥909,382	¥387,461

Schedule Of Expiration Date Of Operating Loss And Tax Credit Carryforwards [Table Text Block]

	Operating loss carryforwards	Tax credit carryforwards
	(in millions)
Fiscal year ending March 31:
2014	¥2,525	¥92
2015	2,366	249
2016	—	61
2017	—	64
2018	35,589	70
2019	8,297	51
2020 and thereafter	272,788	2,376
No definite expiration date	13,738	563

Total	¥335,303	¥3,526

Roll-Forward Schedule Of Change In Unrecognized Tax Benefits [Table Text Block]

	2011	2012	2013
	(in millions)
Balance at beginning of fiscal year	¥75,479	¥61,297	¥58,588
Gross amount of increases for current year’s tax positions	406	455	366
Gross amount of decreases for current year’s tax positions	(1,482)	(339)	(49)
Gross amount of increases for prior years’ tax positions	9,113	2,887	2,765
Gross amount of decreases for prior years’ tax positions	(8,698)	(312)	(35,119	)(1)
Net amount of changes relating to settlements with tax authorities	(4,434)	(2,515)	760
Decreases due to lapse of applicable statutes of limitations	(1,479)	(1,123)	—
Foreign exchange translation	(7,608)	(1,762)	3,645

Balance at end of fiscal year	¥61,297	¥58,588	¥30,956

Note:

(1)	The decrease was primarily because, during the fiscal year ended March 31, 2013, the MUFG Group closed an examination with U.S. tax authorities on issues related to prior years’ tax positions.

Roll-Forward Schedule Of Accrued Interest And Penalties Related To Income Taxes [Table Text Block]

	2011	2012	2013
	(in millions)
Balance at beginning of fiscal year	¥7,273	¥7,033	¥6,934
Total interest and penalties in the consolidated statements of income	585	27	(2,975)
Total cash settlements and foreign exchange translation	(825)	(126)	569

Balance at end of fiscal year	¥7,033	¥6,934	¥4,528

Status Of Years Under Audit Or Open To Examination By Major Tax Jurisdiction [Table Text Block]

Jurisdiction	Tax years
Japan	2012 and forward
United States—Federal	2007 and forward
United States—California	2005 and forward
United States—New York	2004 and forward
United States—New York City	2004 and forward